DISCONTINUED OPERATIONS - Operating results from discontinued operations (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Major classes of line items constituting pre-tax profit of discontinued operations
Net (loss) income from discontinued operations, net of income tax	$ 240	$ (772)
Discontinued Operations, Disposed of by Sale | Mining pool operation
Major classes of line items constituting pre-tax profit of discontinued operations
Revenues	30,340	137,440
Cost of revenue	(30,083)	(136,760)
Sales and marketing expenses	30	177
General and administrative expenses	(57)	(193)
Service development expenses	72	523
Other operating income	39	76
Net gain on disposal of cryptocurrency assets	374	1,193
Impairment of cryptocurrency assets		(1,828)
Changes in fair value of cryptocurrency assets	(271)
(Loss) income from discontinued operations, before income tax	240	(772)
Net (loss) income from discontinued operations, net of income tax	$ 240	$ (772)